Investment Strategy - Roundhill WeeklyPay™ Universe ETF	Sep. 03, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund invests at least 80% of its total assets in the shares of the exchange-traded funds (“ETFs”) comprising the Index. The Fund, using a full replication approach, attempts to provide, before fees and expenses, the total return performance of the Index. Solactive AG (“Solactive”) serves as the index provider (the “Index Provider”). Each constituent of the Index is an ETF for which Roundhill Financial Inc. (“Roundhill” or the “Adviser”) serves as the investment adviser that is part of Roundhill’s “WeeklyPay™” suite of single company ETFs (each, a “WeeklyPay™ Fund, and together, the “WeeklyPay™ Funds”). Roundhill also serves as investment adviser to the Fund. Additional information about the WeeklyPay™ Funds is set forth below.

The Fund will make weekly distribution payments in an amount that should be expected to fluctuate from week to week based upon the amount of distributions made by the WeeklyPay Funds comprising its portfolio.

The Fund will be concentrated (i.e. hold 25% or more of its total assets) in an industry or a group of industries to the extent that the Index is so concentrated. As of August 26, 2025, the Index was concentrated in the information technology sector.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Additional Information About the Index

The Index seeks to provide equal-weight exposure to each WeeklyPay™ Fund that is currently listed for trading as of the close of business of the last business day of each calendar month (the “Rebalance Date”). On each Rebalance Date, the Index Provider will determine each WeeklyPay™ Fund that is eligible for inclusion in the Index and equally weight each such WeeklyPay™ Fund. If a WeeklyPay™ Fund liquidates or is delisted between Rebalance Dates, the Fund’s position in such WeeklyPay™ Fund will be promptly sold and the resulting proceeds re-invested pro-rata across the remaining WeeklyPay™ Funds comprising the Fund’s portfolio.

Each WeeklyPay™ Fund provides exposure to a single company. As of September 1, 2025, the Index was composed of the constituents set forth below. Please note that these are subject to change. For a more up-to-date version of the Fund’s holdings, please visit the Fund’s website.

Roundhill AAPL WeeklyPay™ ETF	Roundhill HOOD WeeklyPay™ ETF
Roundhill AMD WeeklyPay™ ETF	Roundhill META WeeklyPay™ ETF
Roundhill AMZN WeeklyPay™ ETF	Roundhill MSFT WeeklyPay™ ETF
Roundhill AVGO WeeklyPay™ ETF	Roundhill MSTR WeeklyPay™ ETF
Roundhill BRKB WeeklyPay™ ETF	Roundhill NFLX WeeklyPay™ ETF
Roundhill COIN WeeklyPay™ ETF	Roundhill NVDA WeeklyPay™ ETF
Roundhill GOOGL WeeklyPay™ ETF	Roundhill PLTR WeeklyPay™ ETF
Roundhill TSLA WeeklyPay™ ETF

Additional Information about the WeeklyPay™ Funds

Each WeeklyPay™ Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of common shares of its applicable underlying security (each, an “Applicable Security”) while making weekly distribution payments to shareholders. Each WeeklyPay™ Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in swaps that utilize its Applicable Security as the reference asset and in shares of the reference security. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. There is no guarantee that a WeeklyPay™ Fund will successfully provide returns that correspond to approximately 1.2 times (120%) the calendar week total return of common shares of the Applicable Security.

The implication of an investment strategy that seeks to provide a weekly return that is approximately 1.2 times (120%) the calendar week total return of common shares of a security is that if the security experiences an increase in value over a given calendar week, a WeeklyPay™ Fund could be expected to experience a gain approximately 20% larger than the gain experienced by the security. Conversely, if the security experiences a decrease in value over a given calendar week, a WeeklyPay™ Fund could be expected to experience a loss approximately 20% larger than the loss experienced by the security.

On the close of the last business day every calendar week, each WeeklyPay™ Fund’s exposure will be reset to approximately 1.2 times (120%). The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of its Applicable Security over the course of a given week. Therefore, each WeeklyPay™ Fund will provide exposure to the weekly total return of its Applicable Security. Accordingly, a WeeklyPay™ Fund is not an appropriate investment for investors seeking exposure to the daily total return of a security.

A “calendar week” is measured from the close of trading on the final day of the week that the New York Stock Exchange (“NYSE”) is open for trading on one week to the close of trading on the final day of the subsequent week that the NYSE is open for trading. For example, if Thursday is the last day of the week that the NYSE is open for trading in a given week, and Friday is the last day of the subsequent week that the NYSE is open for trading, the WeeklyPay™ Fund will provide exposure to the performance from the close of trading on Thursday until the close of trading on the following Friday.

In addition to providing 1.2 times (120%) exposure to the total return of its Applicable Security over a given calendar week, each WeeklyPay™ Fund will make weekly distribution payments to shareholders. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of the applicable security and the implied volatility of the Applicable Security. Accordingly, a WeeklyPay™ Fund’s weekly distribution should be expected to change from week to week. The notional exposure of a WeeklyPay™ Fund’s swaps will be calculated by multiplying the number of shares times the closing price. On a given day, a WeeklyPay™ Fund’s total notional exposure across swaps and shares of the Applicable Security will have a multiplying effect as compared to the performance of the Applicable Security. A WeeklyPay™ Fund will incur transaction costs (i.e. commissions) when adjusting exposure related to its swap positions and its physical share positions.

Each WeeklyPay™ Fund seeks to achieve its investment objectives without regard to overall market movement or the increase or decrease in the value of an Applicable Security. Accordingly, the WeeklyPay™ Funds will not take defensive positions.

In addition to the swap agreements and shares of the Applicable Security, each WeeklyPay™ Fund will also invest significantly in short-term U.S. Treasury securities, short-term U.S. Treasury ETFs and money market funds that will be used to collateralize such agreements. One or more WeeklyPay™ Funds may also utilize FLexible EXchange® Options (“FLEX Options”) to derive exposure to the Applicable Security.